Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables
The following is a summary of accrued liabilities and other payables as of December 31, 2023 and 2024:

	December 31, 2023	December 31, 2024
	RMB in thousands
Accrued marketing expenses	775,126	1,292,710
Advances from/payables to third parties	197,294	551,167
Payables to producers and licensors	309,680	228,493
Leasing liabilities - current portion	188,504	214,624
Professional fees	125,415	86,795
Deposits	78,169	78,473
Consideration payable for acquisitions and investments	11,912	10,122
Other staff related cost	4,866	5,480
Interest payable	15,367	4,188
Others	74,290	82,229

Total	1,780,623	2,554,281